Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)		Dec. 31, 2021 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,755,000)	$ (12,869,000)	$ (4,960,000)		$ (1,240,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization	258,000	340,000	287,000		265,000
Depreciation	47,000	62,000	14,000		8,000
Loss/(Gain) on disposal of property and equipment				[1]	1,000
Interest expense	269,000	355,000
Amortization of debt issuance cost	69,000	91,000
Impairment of goodwill	503,000	664,000
Share-based payment expenses	5,275,000	6,959,000
Net effect of exchange rates changes	4,000	5,000
Change in operating assets and liabilities, net of impact of business acquisitions and disposals:
Accounts receivable	39,000	52,000	(59,000)		(11,000)
Deposits, prepaid expenses and other current assets	81,000	107,000	(16,000)		(302,000)
Accounts payable	1,436,000	1,895,000	539,000		860,000
Accrued expenses and other current liabilities	551,000	727,000	354,000		307,000
Net cash used in operating activities	(1,223,000)	(1,612,000)	(3,841,000)		(112,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,000)	(3,000)	(15,000)		(26,000)
Proceeds from disposal of property and equipment				[1]
Additions in intangible assets	(365,000)	(482,000)	(467,000)		(303,000)
Cash acquired from acquisition of subsidiaries	48,000	63,000
Net cash used in investing activities	(319,000)	(422,000)	(482,000)		(329,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	2,160,000	2,850,000	5,200,000		500,000
Repayments of borrowings			(500,000)
Repayments of lease liabilities	(38,000)	(50,000)
Deferred IPO costs	(1,575,000)	(2,079,000)
Net cash provided by financial activities	547,000	721,000	4,700,000		500,000
Net change in cash and cash equivalents	(995,000)	(1,313,000)	377,000		59,000
Cash, cash equivalents and restricted cash - beginning of period	2,279,000	3,007,000	2,630,000		2,571,000
Cash, cash equivalents and restricted cash - end of period	1,284,000	1,694,000	3,007,000		2,630,000
Supplemental disclosure of cash flow information
Cash paid for interest
Cash paid for income tax
Non-cash investing activities
Non-cash transactions from acquisition of subsidiaries	$ 455,000	$ 600,000

[1]	Amount less than 1,000